Derivative financial assets and liabilities - fair value of derivative assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	€ 284	€ 479
Financial derivative assets - current	265	448
Financial derivative assets - non-current	19	31
Derivative financial liabilities	(139)	(697)
Financial derivative liabilities - current	(138)	(681)
Financial derivative liabilities - non-current	(1)	(16)
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative assets	2	31
Hedging derivative, liabilities	0	(116)
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative assets	2	31
Hedging derivative, liabilities	0	(1)
Fair value hedges | Interest rate and currency risk
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative assets	0	0
Hedging derivative, liabilities	0	(115)
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative assets	143	321
Hedging derivative, liabilities	(103)	(306)
Cash flow hedges | Currency risk
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative assets	100	213
Hedging derivative, liabilities	(95)	(304)
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative assets	4	0
Hedging derivative, liabilities	(7)	0
Cash flow hedges | Interest rate and currency risk
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative assets	9	87
Hedging derivative, liabilities	0	0
Cash flow hedges | Commodity price risk
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative assets	30	21
Hedging derivative, liabilities	(1)	(2)
Hedges of net investment in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative assets	5	0
Hedging derivative, liabilities	0	(47)
Hedges of net investment in foreign operations | Currency risk
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative assets	5	0
Hedging derivative, liabilities	0	(47)
Derivatives for trading
Disclosure of detailed information about hedging instruments [line items]
Derivatives assets for trading	134	127
Derivatives liabilities for trading	€ (36)	€ (228)